UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

FLEXIBLE INCOME PORTFOLIO
January 31, 2006 (unaudited)
--------------------------------------------------------------------------------




                                                              VALUE
         SHARES                                               (000S)
         ------                                               ------

INVESTMENT COMPANY SECURITIES -- 100.0%

  EQUITY FUNDS -- 25.1%
       2,110,394  WM Equity Income Fund .............    $    43,748
       2,467,562  WM Growth & Income Fund ...........         63,441
       3,705,313  WM Growth Fund ....................         64,732
       1,462,476  WM Mid Cap Stock Fund .............         28,942
         573,636  WM REIT Fund ......................         10,693
         699,177  WM Small Cap Growth Fund+ .........         11,488
         922,897  WM Small Cap Value Fund ...........         11,342
         286,204  WM West Coast Equity Fund .........         11,952
                                                         -----------
                  Total Equity Funds
                     (Cost $180,065) ................        246,338
                                                         -----------
  FIXED-INCOME FUNDS -- 74.9%
       7,669,097  WM High Yield Fund ................         64,880
      26,157,449  WM Income Fund ....................        238,556
      50,610,203  WM Short Term Income Fund .........        116,910
      29,857,545  WM U.S. Government Securities Fund         314,997
                                                         -----------

                  Total Fixed-Income Funds
                     (Cost $741,326) ................        735,343
                                                         -----------

                  Total Investment Company Securities
                     (Cost $921,391) ................        981,681
                                                         -----------

         PRINCIPAL
           AMOUNT
           (000S)
           -----

REPURCHASE AGREEMENT -- 0.0%
  (Cost $161)
   $         161  Agreement with Morgan Stanley,
                     4.360% dated 01/31/2006, to be
                     repurchased at $161,000 on
                     02/01/2006 (Collateralized by
                     U.S. Treasury Bond, 3.000% due
                     07/15/2012, market value
                     $166,000) ......................            161
                                                         -----------
TOTAL INVESTMENTS (Cost $921,552*) ........ 100.0%           981,842
OTHER ASSETS (LIABILITIES) (NET) ..........   0.0               (312)
                                            -----        -----------
NET ASSETS ................................ 100.0%       $   981,530
                                            =====        ===========

------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.


CONSERVATIVE BALANCED PORTFOLIO
January 31, 2006 (unaudited)
--------------------------------------------------------------------------------



                                                              VALUE
         SHARES                                               (000S)
         ------                                               ------

INVESTMENT COMPANY SECURITIES -- 99.9%
  EQUITY FUNDS -- 44.2%
       2,736,131  WM Equity Income Fund .............    $    56,720
       2,286,336  WM Growth & Income Fund ...........         58,782
       3,427,337  WM Growth Fund ....................         59,875
       2,605,862  WM International Growth Fund ......         32,182
       1,168,710  WM Mid Cap Stock Fund .............         23,129
         732,721  WM REIT Fund ......................         13,658
         478,599  WM Small Cap Growth Fund+ .........          7,863
         716,343  WM Small Cap Value Fund ...........          8,804
         576,355  WM West Coast Equity Fund .........         24,069
                                                         -----------
                  Total Equity Funds
                     (Cost $225,046) ................        285,082
                                                         -----------
  FIXED-INCOME FUNDS -- 55.7%
       4,284,199  WM High Yield Fund ................         36,245
      12,563,782  WM Income Fund ....................        114,582
      15,566,251  WM Short Term Income Fund .........         35,958
      16,395,763  WM U.S. Government Securities Fund         172,975
                                                         -----------
                  Total Fixed-Income Funds
                     (Cost $364,084) ................        359,760
                                                         -----------
                  Total Investment Company Securities
                     (Cost $589,130) ................        644,842
                                                         -----------
         PRINCIPAL
           AMOUNT
           (000S)
           -----

REPURCHASE AGREEMENT -- 0.1%
  (COST $949)
    $        949  Agreement with Morgan Stanley,
                  4.360% dated 01/31/2006, to be
                  repurchased at $949,000 on
                  02/01/2006  (Collateralized by
                  U.S. Treasury Bond, 3.000% due
                  07/15/2012, market value
                  $981,000) .........................            949
                                                         -----------
TOTAL INVESTMENTS (Cost $590,079*) ........ 100.0%           645,791
OTHER ASSETS (LIABILITIES) (NET) ..........   0.0                (81)
                                            -----        -----------
NET ASSETS ................................ 100.0%       $   645,710
                                            =====        ===========

----------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.





                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
January 31, 2006 (unaudited)
--------------------------------------------------------------------------------



                                                              VALUE
         SHARES                                               (000S)
         ------                                               ------

INVESTMENT COMPANY SECURITIES -- 98.8%

  EQUITY FUNDS -- 65.4%
      26,278,173  WM Equity Income Fund .............    $   544,746
      23,204,922  WM Growth & Income Fund ...........        596,599
      39,140,944  WM Growth Fund ....................        683,792
      26,051,334  WM International Growth Fund ......        321,734
      12,321,959  WM Mid Cap Stock Fund .............        243,852
       7,779,678  WM REIT Fund ......................        145,013
       5,698,029  WM Small Cap Growth Fund+ .........         93,619
       8,163,293  WM Small Cap Value Fund ...........        100,327
       6,311,886  WM West Coast Equity Fund .........        263,584
                                                         -----------
                  Total Equity Funds
                     (Cost $2,364,233) ..............      2,993,266
                                                         -----------
  FIXED-INCOME FUNDS -- 33.4%
      24,736,545  WM High Yield Fund ................        209,271
      51,823,803  WM Income Fund ....................        472,633
      18,783,898  WM Short Term Income Fund .........         43,391
      76,412,720  WM U.S. Government Securities Fund         806,154
                                                         -----------
                  Total Fixed-Income Funds
                     (Cost $1,538,045) ..............      1,531,449
                                                         -----------
                  Total Investment Company Securities
                     (Cost $3,902,278) ..............      4,524,715
                                                         -----------
         PRINCIPAL
           AMOUNT
           (000S)
           -----

REPURCHASE AGREEMENT -- 1.2%
  (COST $53,939)
    $     53,939  Agreement with Morgan Stanley,
                     4.360% dated 01/31/2006, to be
                     repurchased at $53,946,000 on
                     02/01/2006 (Collateralized by
                     U.S. Treasury Bond, 3.000% due
                     07/15/2012, market value
                     $55,738,000) ...................         53,939
                                                         -----------
TOTAL INVESTMENTS (Cost $3,956,217*) .........  100.0%     4,578,654
OTHER ASSETS (LIABILITIES) (NET) .............    0.0            119
                                                -----    -----------
NET ASSETS ...................................  100.0%   $ 4,578,773
                                                =====    ===========

---------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.


CONSERVATIVE GROWTH PORTFOLIO
January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                              VALUE
         SHARES                                               (000S)
         ------                                               ------

INVESTMENT COMPANY SECURITIES -- 99.9%

  EQUITY FUNDS -- 85.6%
      27,388,197  WM Equity Income Fund .............    $   567,757
      25,271,325  WM Growth & Income Fund ...........        649,726
      39,759,386  WM Growth Fund ....................        694,597
      27,387,424  WM International Growth Fund ......        338,235
      12,868,992  WM Mid Cap Stock Fund .............        254,677
       8,262,949  WM REIT Fund ......................        154,021
       6,447,454  WM Small Cap Growth Fund+ .........        105,932
       9,151,760  WM Small Cap Value Fund ...........        112,475
       6,726,295  WM West Coast Equity Fund .........        280,890
                                                         -----------
                  Total Equity Funds
                     (Cost $2,546,394) ..............      3,158,310
                                                         -----------
FIXED-INCOME FUNDS -- 14.3%
      11,997,466  WM High Yield Fund ................        101,498
      15,641,516  WM Income Fund ....................        142,651
      26,779,234  WM U.S. Government Securities Fund         282,521
                                                         -----------
                  Total Fixed-Income Funds
                     (Cost $519,817) ................        526,670
                                                         -----------
                  Total Investment Company Securities
                     (Cost $3,066,211) ..............      3,684,980
                                                         -----------

         PRINCIPAL
           AMOUNT
           (000S)
           -----

REPURCHASE AGREEMENT -- 0.1%
  (COST $4,634)
   $       4,634  Agreement with Morgan Stanley,
                     4.360% dated 01/31/2006, to be
                     repurchased at $4,635,000 on
                     02/01/2006 (Collateralized by
                     U.S. Treasury Bond, 3.000% due
                     07/15/2012, market value
                     $4,789,000) ....................          4,634
                                                         -----------
TOTAL INVESTMENTS (Cost $3,070,845*) .........  100.0%     3,689,614
OTHER ASSETS (LIABILITIES) (NET) .............    0.0         (1,820)
                                                -----    -----------
NET ASSETS ...................................  100.0%   $ 3,687,794
                                                =====    ===========

------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.


2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO
January 31, 2006 (unaudited)
--------------------------------------------------------------------------------


                                                              VALUE
         SHARES                                               (000S)
         ------                                               ------

INVESTMENT COMPANY SECURITIES -- 99.9%

  EQUITY FUNDS -- 95.7%
      17,381,453  WM Equity Income Fund .............    $   360,318
      16,517,388  WM Growth & Income Fund ...........        424,662
      27,341,591  WM Growth Fund ....................        477,658
      18,566,914  WM International Growth Fund ......        229,301
       9,625,844  WM Mid Cap Stock Fund .............        190,495
       4,917,195  WM REIT Fund ......................         91,657
       4,266,361  WM Small Cap Growth Fund+ .........         70,096
       5,877,449  WM Small Cap Value Fund ...........         72,234
       4,683,703  WM West Coast Equity Fund .........        195,591
                                                         -----------
                  Total Equity Funds
                     (Cost $1,747,788) ..............      2,112,012
                                                         -----------
  FIXED-INCOME FUNDS -- 4.2%
    (COST $85,470)
      10,858,324  WM High Yield Fund ................         91,862
                                                         -----------
                  Total Investment Company Securities
                     (Cost $1,833,258) ..............      2,203,874
                                                         -----------
         PRINCIPAL
           AMOUNT
           (000S)
           -----

REPURCHASE AGREEMENT -- 0.2%
  (COST $3,430)
   $       3,430  Agreement with Morgan Stanley,
                     4.360% dated 01/31/2006, to be
                     repurchased at $3,430,000 on
                     02/01/2006 (Collateralized by
                     U.S. Treasury Bond, 3.000% due
                     07/15/2012, market value
                     $3,544,000) ....................          3,430
                                                         -----------
TOTAL INVESTMENTS (Cost $1,836,688*) .......... 100.1%     2,207,304
OTHER ASSETS (LIABILITIES) (NET) ..............  (0.1)        (1,233)
                                                -----    -----------
NET ASSETS .................................... 100.0%   $ 2,206,071
                                                =====    ===========

-------------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.





                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)
At January 31, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                            (IN THOUSANDS)
                                                  ---------------------------------------------------------------------------
                                                    Flexible          Conservative               Conservative    Strategic
                                                     Income             Balanced     Balanced       Growth         Growth
                                                    Portfolio          Portfolio     Portfolio     Portfolio      Portfolio
                                                  ------------       ------------   -----------   -----------    -----------
Tax basis unrealized appreciation ............    $     72,952       $     63,293   $   642,325   $   624,254    $   370,616
Tax basis unrealized depreciation ............         (12,662)            (7,581)      (19,888)       (5,485)            --
                                                  ------------       ------------   -----------   -----------    -----------
Net tax basis unrealized appreciation ........    $     60,290       $     55,712   $   622,437   $   618,769    $   370,616
                                                  ============       ============   ===========   ===========    ===========


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